PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 92.9%
Asset-Backed Securities 3.4%
Cayman Islands 0.4%
Trinitas CLO Ltd., Series 2020-14A, Class C, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.125%(c)	01/25/34		250	$251,188
Spain 0.7%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	3.000(c)	04/16/23	EUR	460	471,532
United States 2.3%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, IO, 144A	0.000	10/25/48		1,140	169,152
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		52	52,486
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		124	123,816

Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	102,050
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	02/25/23		100	100,481
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.739(c)	08/25/25		100	99,852

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.889(c)	06/25/24		820	811,128
					1,458,965

Total Asset-Backed Securities (cost $2,148,902)					2,181,685
Bank Loans 0.3%
United States
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		178	194,687

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States (cont’d.)
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360%(c)	08/24/26		40	$21,907

Total Bank Loans (cost $206,084)					216,594
Commercial Mortgage-Backed Securities 12.7%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	71	58,115
Ireland 3.6%
Deco DAC, Series 2019-RAM, Class A3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)	1.948(c)	08/07/30	GBP	1,761	2,343,539
United States 9.0%
Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		300	301,565
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.743(c)	10/15/36		572	573,564
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.593(c)	12/15/36		711	711,691

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.859(c)	11/15/37		98	99,069
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.243(c)	05/15/36		275	275,862
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.743(c)	05/15/36		1,250	1,256,823

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		250	246,338
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.572(cc)	05/25/30		479	58,263
Series K113, Class X1, IO	1.387(cc)	06/25/30		1,610	174,742

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613%(cc)	07/05/31		400	$413,611
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		550	509,924
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		650	628,612
One New York Plaza Trust, Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.843(c)	01/15/26		125	126,327
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	4.593(c)	05/15/31		500	501,562
					5,877,953

Total Commercial Mortgage-Backed Securities (cost $8,148,647)					8,279,607
Corporate Bonds 54.0%
Brazil 1.4%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	300	457,611
Gtd. Notes	6.625	01/16/34	GBP	100	160,471
Gtd. Notes, EMTN	6.250	12/14/26	GBP	200	318,275
					936,357
Canada 1.9%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	26,035
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		180	187,373
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		395	409,236

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		85	85,200
Cenovus Energy, Inc., Sr. Unsec’d. Notes	5.250	06/15/37		110	132,650
MEG Energy Corp.,
Gtd. Notes, 144A	7.125	02/01/27		45	47,379
Sec’d. Notes, 144A	6.500	01/15/25		150	154,876

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)

Teck Resources Ltd., Sr. Unsec’d. Notes	6.250%	07/15/41		150	$202,446
					1,245,195
France 3.9%
Adevinta ASA,
Sr. Sec’d. Notes	3.000	11/15/27	EUR	250	306,004
Sr. Sec’d. Notes, 144A	3.000	11/15/27	EUR	100	122,401

Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	400	466,822
CAB SELAS, Sr. Sec’d. Notes, 144A	3.375	02/01/28	EUR	125	149,744
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	132,066
Faurecia SE, Sr. Unsec’d. Notes	3.750	06/15/28	EUR	250	312,583
Loxam SAS,
Sr. Sub. Notes	4.500	04/15/27	EUR	100	119,270
Sr. Sub. Notes	5.750	07/15/27	EUR	180	221,621
SPCM SA,
Sr. Unsec’d. Notes, 144A	2.000	02/01/26	EUR	100	120,734
Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	100	121,887

Verallia SA, Gtd. Notes	1.625	05/14/28	EUR	400	482,892
					2,556,024
Germany 2.1%
Nidda BondCo GmbH, Gtd. Notes, 144A	5.000	09/30/25	EUR	100	118,773
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes	3.500	09/30/24	EUR	200	237,115
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	100	124,218
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	124,218

Vertical Holdco GmbH, Sr. Unsec’d. Notes	6.625	07/15/28	EUR	300	379,024
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	100	122,190
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	200	271,893
					1,377,431

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India 0.6%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750%	02/01/27	EUR	300	$382,717
Indonesia 0.6%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	253,739
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	115,495
					369,234
Italy 1.0%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	147,188
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	400	473,438
					620,626
Jamaica 1.2%
Digicel Group Holdings Ltd., Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000	04/01/24		110	107,784
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		259	258,077
Sr. Sec’d. Notes, 144A	8.750	05/25/24		200	207,814

Digicel Ltd., Gtd. Notes, 144A	6.750	03/01/23		200	188,868
					762,543
Luxembourg 2.4%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	400	487,601
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	300	365,700

Intelsat Jackson Holdings SA, Gtd. Notes	5.500	08/01/23(d)		440	242,063

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg (cont’d.)

Intelsat Luxembourg SA, Gtd. Notes	8.125%	06/01/23(d)		150	$3,750
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	400	480,226
					1,579,340
Mexico 2.0%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		166	173,883
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	237,817
Gtd. Notes	6.500	01/23/29		40	41,452
Gtd. Notes, EMTN	2.500	08/21/21	EUR	100	118,647
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	118,513
Gtd. Notes, EMTN	4.875	02/21/28	EUR	500	592,440
					1,282,752
Netherlands 2.5%
OCI NV, Sr. Sec’d. Notes	3.125	11/01/24	EUR	500	604,388
Titan Holdings II BV, Sr. Unsec’d. Notes, 144A	5.125	07/15/29	EUR	150	181,378
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	400	459,079
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	300	354,322
					1,599,167
Peru 0.2%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		119	112,946
Russia 0.5%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	100	124,526
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	147,682

Russian Railways Via RZD Capital PLC, Sr. Unsec’d. Notes	1.195	04/03/28	CHF	50	55,234
					327,442

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
South Africa 0.7%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350%	08/10/28		400	$444,084
Spain 1.4%
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	400	479,831
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%	10.750	11/01/23	EUR	158	136,031
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	114	144,979
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	28	35,609

ContourGlobal Power Holdings SA, Sr. Sec’d. Notes	4.125	08/01/25	EUR	100	121,173
					917,623
Ukraine 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24	EUR	100	122,555
United Arab Emirates 0.4%
DP World Ltd., Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	126,947
DP World PLC, Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	157,636
					284,583
United Kingdom 5.3%
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	500	694,129
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	200	277,582
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		250	267,381
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500	07/08/26	GBP	150	250,323
Co-operative Group Ltd., Sr. Unsec’d. Notes	5.125	05/17/24	GBP	150	222,409
eG Global Finance PLC,
Sr. Sec’d. Notes	4.375	02/07/25	EUR	350	408,441
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	121,591

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
eG Global Finance PLC, (cont’d.)
Sr. Sec’d. Notes, 144A	4.375%	02/07/25	EUR	100	$116,697

INEOS Quattro Finance 1 PLC, Sr. Unsec’d. Notes	3.750	07/15/26	EUR	150	183,123
INEOS Quattro Finance 2 PLC, Sr. Sec’d. Notes, 144A	2.500	01/15/26	EUR	100	119,696
Very Group Funding PLC (The), Sr. Sec’d. Notes, 144A	6.500	08/01/26	GBP	225	312,323
Virgin Media Finance PLC, Gtd. Notes	3.750	07/15/30	EUR	300	356,765
Virgin Media Vendor Financing Notes III DAC, Gtd. Notes	4.875	07/15/28	GBP	100	141,467
					3,471,927
United States 25.7%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		125	128,268
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		75	80,240
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Sr. Unsec’d. Notes	7.875	12/15/24(d)		400	500
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		131	117,156
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26		125	128,826
American Express Co., Jr. Sub. Notes	3.550(ff)	09/15/26(oo)		75	75,616
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		500	560,204
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25		100	101,739
Gtd. Notes, 144A	8.375	07/15/26		32	36,221
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		50	51,675
Gtd. Notes, 144A	9.000	11/01/27		93	127,326
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		50	53,959

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875%	04/01/27		325	$361,708
Avantor Funding, Inc.,
Gtd. Notes	3.875	07/15/28	EUR	300	375,717
Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	100	121,887

Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26		250	262,977
Bank of America Corp., Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		405	417,643
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		315	340,955
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30		50	47,100
Gtd. Notes, 144A	5.250	02/15/31		25	23,427
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		100	103,984
Gtd. Notes	6.750	03/15/25		125	129,319
Gtd. Notes	7.250	10/15/29		75	82,354

Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		100	106,127
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		100	99,613
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		50	49,647
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		185	186,851
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		75	76,040
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		300	309,369
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		119	126,221
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		50	54,610

Chemours Co. (The), Gtd. Notes	5.375	05/15/27		125	135,681
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		50	52,193
Gtd. Notes, 144A	5.875	02/01/29		25	26,703

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		25	24,934
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		380	389,673
Diamond BC BV, Gtd. Notes	5.625	08/15/25	EUR	300	361,251

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625%	08/15/27		510	$203,163
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Sec’d. Notes, 144A	5.875	08/15/27		45	46,557
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		425	485,406
Diversified Healthcare Trust, Sr. Unsec’d. Notes	4.750	02/15/28		225	227,434
Dominion Energy, Inc., Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		400	426,721
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		200	206,233
Ferrellgas Escrow LLC, Sr. Unsec’d. Notes^	8.956	03/30/31		300	300,000
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43		550	603,855
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		200	212,414
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		115	115,450
Griffon Corp., Gtd. Notes	5.750	03/01/28		100	105,317
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		25	25,556
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		25	26,076
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		150	156,463

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32		300	299,304
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29		275	273,293
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		200	195,349
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		200	208,258
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	250	298,823
Gtd. Notes, 144A	1.750	03/15/26	EUR	150	180,620

JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28		400	439,000

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500%	04/15/29		80	$90,005
JPMorgan Chase & Co., Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		420	434,444
KB Home, Gtd. Notes	4.800	11/15/29		75	81,917
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		139	147,830
Gtd. Notes	3.750	04/01/30		75	82,706
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		80	91,252
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		100	113,218
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		150	158,292
Gtd. Notes	5.500	04/15/27		150	163,001
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	2.500	03/24/26	GBP	100	142,166
Gtd. Notes	3.325	03/24/25	EUR	100	128,444
Gtd. Notes	3.692	06/05/28	GBP	155	231,064

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		75	63,735
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28		120	121,948
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		150	151,322
Gtd. Notes, 144A	5.250	06/15/29		150	160,920
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25		25	28,404
Gtd. Notes	7.125	03/15/26		125	147,109

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	5.875	10/01/28		100	106,580
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		100	96,958
Pilgrim’s Pride Corp., Gtd. Notes, 144A	4.250	04/15/31		175	186,258
Range Resources Corp., Gtd. Notes	9.250	02/01/26		50	54,281
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		125	132,927

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%	04/15/40	75	$78,873
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	100	103,187
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	525	567,142
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24	150	151,212
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	200	209,507
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	12/31/30	75	78,955
Gtd. Notes, 144A	7.500	10/01/25	150	162,924
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	150	169,454
Gtd. Notes, 144A	6.625	07/15/27	320	341,749

T-Mobile USA, Inc., Gtd. Notes	2.625	02/15/29	125	125,009
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	50	49,244
Sr. Sec’d. Notes, 144A	10.875	08/01/24	12	13,348

Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25	75	59,797
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	67	67,484
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	65	66,869
Sr. Sec’d. Notes, 144A	4.625	04/15/29	15	15,435
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	25	25,000
Gtd. Notes	4.875	01/15/28	120	126,868

Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	125	127,177
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	5	5,107
Sr. Sec’d. Notes, 144A	4.125	08/15/31	5	5,157

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250%	12/01/26		75	$78,001
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		180	185,990
					16,691,276

Total Corporate Bonds (cost $34,674,466)					35,083,822
Residential Mortgage-Backed Securities 4.8%
Bermuda 2.3%
Bellemeade Re Ltd.,
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.689(c)	07/25/29		450	451,390
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.089(c)	10/25/29		500	500,313
Home Re Ltd.,
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	2.389(c)	07/25/33		185	183,358
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.643(c)	01/25/34		150	150,000
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.843(c)	01/25/34		175	174,999
					1,460,060
Ireland 0.3%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453(c)	07/30/75	EUR	160	188,084
United States 2.2%
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.089(c)	06/25/50		75	75,709
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34		110	111,888

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.700%(c)	01/25/34		40	$40,244
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	3.050(c)	08/25/33		200	200,875
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	2.300(c)	08/25/33		400	404,448
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.200(c)	12/25/33		100	101,251

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49		407	407,368
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.904(c)	12/25/22		103	103,447
					1,445,230

Total Residential Mortgage-Backed Securities (cost $3,083,479)					3,093,374
Sovereign Bonds 16.0%
Brazil 4.6%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		277	287,110
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		2,485	2,685,099
					2,972,209
Greece 0.8%
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	215,288
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	200	324,218
					539,506

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy 0.3%
Region of Lazio, Sr. Unsec’d. Notes	3.088%	03/31/43	EUR	136	$188,280
Romania 0.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	100	134,335
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	300	417,543
					551,878
Russia 1.5%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.125	11/20/27	EUR	100	118,120
Sr. Unsec’d. Notes	1.850	11/20/32	EUR	500	586,370
Sr. Unsec’d. Notes	2.650	05/27/36	EUR	200	242,164
					946,654
Serbia 1.5%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	300	360,775
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	500	584,230
					945,005
Spain 2.0%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.450	10/31/27(k)	EUR	600	786,635
Sr. Unsec’d. Notes, 144A	1.450	04/30/29(k)	EUR	405	536,222
					1,322,857
Turkey 0.9%
Turkey Government International Bond, Sr. Unsec’d. Notes	4.625	03/31/25	EUR	500	614,626

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine 3.6%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750%	06/20/26	EUR	1,300	$1,684,053
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	600	662,217
					2,346,270

Total Sovereign Bonds (cost $10,035,689)					10,427,285
U.S. Treasury Obligation(h)(k) 0.4%
U.S. Treasury Notes (cost $275,213)	1.375	01/31/25		275	283,809

	Shares
Common Stocks 1.3%
United States
Chesapeake Energy Corp.	10,317	557,634
Chesapeake Energy Corp. Backstop Commitment*^	59	3,179
Extraction Oil & Gas, Inc.*	734	32,656
Ferrellgas Partners LP (Class B Stock)*	628	144,440
GenOn Energy Holdings, Inc. (Class A Stock)*^	610	85,400
Hexion Holdings Corp. (Class B Stock)*^	1,179	23,049

Total Common Stocks (cost $392,142)		846,358
Warrants* 0.0%
United States
CEC Brands LLC, expiring 12/31/25 (cost $0)	3,090	10,351

Total Long-Term Investments (cost $58,964,622)		60,422,885

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 8.0%
Affiliated Mutual Fund 6.2%
PGIM Core Ultra Short Bond Fund (cost $4,038,816)(wb)	4,038,816	$4,038,816
Options Purchased*~ 1.8%
(cost $2,706,021)		1,164,291

Total Short-Term Investments (cost $6,744,837)		5,203,107

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.9% (cost $65,709,459)		65,625,992
Options Written*~ (1.5)%
(premiums received $2,774,772)		(955,330)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.4% (cost $62,934,687)		64,670,662
Other assets in excess of liabilities(z) 0.6%		375,706

Net Assets 100.0%		$65,046,368

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CBOT—Chicago Board of Trade
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MosPRIME—Moscow Prime Offered Rate
MTN—Medium Term Note
NASDAQ—National Association of Securities Dealers Automated Quotations
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SAIBOR—Saudi Arabian Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
STIBOR—Stockholm Interbank Offered Rate
STOXX—Stock Index of the Eurozone
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
TOPIX—Tokyo Stock Price Index
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $411,628 and 0.6% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Bank of America, N.A.	09/29/21	1.35	—	EUR	10,000	$8
Currency Option EUR vs USD	Call	Deutsche Bank AG	11/18/21	1.21	—	EUR	1,275	7,885
Currency Option EUR vs USD	Call	Bank of America, N.A.	11/18/21	1.31	—	EUR	5,100	461
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	09/03/21	7.40	—		5,550	36
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	04/26/23	6.00	—		5,550	449,891
Currency Option USD vs CAD	Call	Morgan Stanley & Co. International PLC	08/11/21	1.35	—		2,000	2
Currency Option USD vs CLP	Call	Barclays Bank PLC	10/25/21	1,000.00	—		2,925	977
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/08/21	7.60	—		4,100	76
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/22	6.90	—		2,050	24,875
Currency Option USD vs ILS	Call	Morgan Stanley & Co. International PLC	08/27/21	3.40	—		3,000	600
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	09/28/21	84.00	—		2,405	104
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00	—		3,800	39
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	09/28/21	1,300.00	—		2,405	181

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	09/02/21	26.00	—		5,600	$53
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00	—		5,250	12,479
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	31.50	—		10,500	5,253
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00	—		3,800	782
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	05/26/22	22.00	—		2,800	64,991
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	08/25/21	98.00	—		11,400	70
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	04/27/22	80.00	—		5,700	159,279
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	09/09/21	20.00	—		5,850	315
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/27/22	16.20	—		5,850	198,993
Currency Option AUD vs JPY	Put	JPMorgan Chase Bank, N.A.	09/09/21	65.00	—	AUD	7,800	108
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	55.00	—	AUD	21,600	3,029
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	63.00	—	AUD	10,800	6,217
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	05/25/22	80.00	—	AUD	3,900	94,679
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	04/26/23	75.00	—	AUD	2,600	58,683
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		500	—
Currency Option USD vs JPY	Put	Deutsche Bank AG	08/12/21	95.00	—		4,000	—
Currency Option USD vs JPY	Put	Deutsche Bank AG	05/27/22	106.50	—		4,000	48,637
Currency Option USD vs TWD	Put	Deutsche Bank AG	09/28/21	24.00	—		5,800	59
Currency Option USD vs TWD	Put	Deutsche Bank AG	12/21/21	24.30	—		12,300	2,758

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	12/21/21	25.80	—	4,100	$3,803
Currency Option USD vs TWD	Put	Deutsche Bank AG	03/29/22	26.25	—	2,000	8,450
Total OTC Traded (cost $2,693,421)							$1,153,773

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	3,750	$4,412
2- Year Interest Rate Swap, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	3,750	6,106
Total OTC Swaptions (cost $12,600)									$10,518
Total Options Purchased (cost $2,706,021)									$1,164,291
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Bank of America, N.A.	11/18/21	1.21	—	EUR	1,275	$(7,885)
Currency Option EUR vs USD	Call	Deutsche Bank AG	11/18/21	1.31	—	EUR	5,100	(461)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	04/26/23	7.30	—		11,100	(363,098)
Currency Option USD vs CLP	Call	Barclays Bank PLC	06/28/22	880.00	—		2,925	(57,580)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/22	7.60	—		6,150	(18,757)
Currency Option USD vs ILS	Call	BNP Paribas S.A.	08/27/21	3.40	—		3,000	(600)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—		3,800	(39)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	06/28/22	83.00	—		2,405	(16,633)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	06/28/22	1,220.00	—		2,405	$(28,033)
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	26.00	—		5,250	(12,479)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50	—		10,500	(5,253)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00	—		3,800	(782)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	05/26/22	26.00	—		8,400	(43,696)
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	04/27/22	89.00	—		11,400	(124,795)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/27/22	18.80	—		11,700	(129,945)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	55.00	—	AUD	21,600	(3,029)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	63.00	—	AUD	10,800	(6,217)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/26/22	74.00	—	AUD	2,600	(12,759)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	05/25/22	70.00	—	AUD	11,700	(59,856)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85	—		500	—
Currency Option USD vs JPY	Put	Deutsche Bank AG	05/27/22	101.50	—		8,000	(35,171)
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	12/21/21	24.30	—		12,300	(2,758)
Currency Option USD vs TWD	Put	Deutsche Bank AG	12/21/21	25.80	—		4,100	(3,803)
Currency Option USD vs TWD	Put	Deutsche Bank AG	03/29/22	25.00	—		6,000	(7,829)
Total OTC Traded (premiums received $2,758,377)								$(941,458)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)	1,000	$(8,517)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)		1,000	$(5,145)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	5.00%	5.00%(Q)	iTraxx.XO. 35.V1(Q)	EUR	350	(210)
Total OTC Swaptions (premiums received $16,395)									$(13,872)
Total Options Written (premiums received $2,774,772)									$(955,330)
Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year Australian Treasury Bonds	Sep. 2021	$213,400	$7,318
2	10 Year Canadian Government Bonds	Sep. 2021	237,272	6,698
13	10 Year U.S. Treasury Notes	Sep. 2021	1,747,891	9,061
4	10 Year U.S. Ultra Treasury Notes	Sep. 2021	601,000	17,762
27	20 Year U.S. Treasury Bonds	Sep. 2021	4,447,406	195,963
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	1,795,781	77,838
1	CBOT $5 Mini Dow Jones Industrial Average e-CBOT Future	Sep. 2021	174,160	(17)
10	Euro STOXX 50 Index	Sep. 2021	484,939	(722)
2	Euro-OAT	Sep. 2021	384,535	7,068
9	Russell 2000 E-Mini Index	Sep. 2021	999,720	(3,838)
6	S&P 500 E-Mini Index	Sep. 2021	1,316,850	(5,336)
4	TOPIX Index	Sep. 2021	694,590	(20,888)
				290,907
Short Positions:
5	30 Day Federal Funds	Nov. 2021	2,081,729	(8)
15	30 Day Federal Funds	Jan. 2022	6,245,187	277
4	30 Day Federal Funds	Jul. 2022	1,664,883	2,794
20	3 Month CME SOFR	Jun. 2022	4,997,250	3,214
1	3 Month CME SOFR	Sep. 2022	249,775	248
190	2 Year U.S. Treasury Notes	Sep. 2021	41,924,687	(1,574)
76	5 Year Euro-Bobl	Sep. 2021	12,203,381	(118,623)
18	5 Year U.S. Treasury Notes	Sep. 2021	2,240,016	(12,240)
3	10 Year Euro-Bund	Sep. 2021	628,368	(2,586)
3	10 Year U.K. Gilt	Sep. 2021	541,224	497
157	Euro Schatz Index	Sep. 2021	20,925,136	(36,120)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Futures contracts outstanding at July 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1	NASDAQ 100 E-Mini Index	Sep. 2021	$299,115	$(1,807)
2	Nikkei 225 Index	Sep. 2021	498,610	25,972
				(139,956)
				$150,951
Forward foreign currency exchange contracts outstanding at July 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/30/21	Goldman Sachs International	AUD	88	$66,000	$64,449	$—	$(1,551)
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	AUD	352	267,307	258,455	—	(8,852)
Expiring 01/28/22	Citibank, N.A.	AUD	212	139,227	155,712	16,485	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	AUD	895	675,584	657,221	—	(18,363)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	197	136,791	144,659	7,868	—
Brazilian Real,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	576	111,146	110,511	—	(635)
Expiring 09/02/21	Standard Chartered Bank	BRL	528	102,105	100,842	—	(1,263)
Expiring 09/30/21	Bank of America, N.A.	BRL	7,086	1,605,000	1,349,546	—	(255,454)
Expiring 09/30/21	Bank of America, N.A.	BRL	494	116,000	94,164	—	(21,836)
Expiring 09/30/21	BNP Paribas S.A.	BRL	466	91,957	88,776	—	(3,181)
Expiring 09/30/21	Deutsche Bank AG	BRL	2,038	448,000	388,196	—	(59,804)
Expiring 09/30/21	Goldman Sachs International	BRL	355	68,000	67,573	—	(427)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	582	109,386	110,793	1,407	—
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	313	61,000	59,600	—	(1,400)
Expiring 09/30/21	UBS AG	BRL	383	75,000	72,847	—	(2,153)
Expiring 01/28/22	Citibank, N.A.	BRL	1,303	246,000	243,112	—	(2,888)
Expiring 01/28/22	Deutsche Bank AG	BRL	3,289	562,000	613,595	51,595	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	BRL	2,025	362,368	377,855	15,487	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	3,199	587,605	596,767	9,162	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 01/28/22	Morgan Stanley & Co. International PLC	GBP	109	$150,476	$151,586	$1,110	$—
Canadian Dollar,
Expiring 09/29/21	Bank of America, N.A.	CAD	91	73,000	72,885	—	(115)
Expiring 09/29/21	Morgan Stanley & Co. International PLC	CAD	355	277,967	284,578	6,611	—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	CAD	465	363,763	372,334	8,571	—
Chilean Peso,
Expiring 09/15/21	BNP Paribas S.A.	CLP	23,643	32,430	31,113	—	(1,317)
Expiring 10/29/21	Deutsche Bank AG	CLP	235,076	297,000	308,841	11,841	—
Chinese Renminbi,
Expiring 09/30/21	Goldman Sachs International	CNH	404	62,000	62,110	110	—
Expiring 09/30/21	UBS AG	CNH	1,021	157,203	157,032	—	(171)
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	CNH	626	94,686	95,477	791	—
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	368,013	102,288	94,660	—	(7,628)
Expiring 09/15/21	Citibank, N.A.	COP	241,793	64,158	62,194	—	(1,964)
Euro,
Expiring 08/31/21	Morgan Stanley & Co. International PLC	EUR	163	194,096	193,478	—	(618)
Expiring 10/19/21	Bank of America, N.A.	EUR	55	65,229	65,701	472	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	66	79,025	78,881	—	(144)
Expiring 11/22/21	Bank of America, N.A.	EUR	185	218,097	219,974	1,877	—
Expiring 11/22/21	Deutsche Bank AG	EUR	81	96,500	96,312	—	(188)
Expiring 03/31/22	Bank of America, N.A.	EUR	538	636,486	641,503	5,017	—
Expiring 03/31/22	Bank of America, N.A.	EUR	177	215,152	211,052	—	(4,100)
Expiring 10/31/23	HSBC Bank PLC	EUR	62	75,000	75,282	282	—
Indian Rupee,
Expiring 09/15/21	Citibank, N.A.	INR	2,962	40,148	39,618	—	(530)
Expiring 09/30/21	Goldman Sachs International	INR	25,977	341,000	346,839	5,839	—
Expiring 09/30/21	HSBC Bank PLC	INR	19,468	242,897	259,931	17,034	—
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	INR	49,721	662,721	663,849	1,128	—
Expiring 09/30/21	Morgan Stanley & Co. International PLC	INR	6,846	91,000	91,409	409	—
Expiring 09/30/21	UBS AG	INR	4,557	61,000	60,839	—	(161)
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	40,745	533,000	534,707	1,707	—
Israeli Shekel,
Expiring 08/31/21	Bank of America, N.A.	ILS	1,582	484,382	489,384	5,002	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 08/31/21	Barclays Bank PLC	ILS	324	$99,000	$100,202	$1,202	$—
Expiring 08/31/21	Morgan Stanley & Co. International PLC	ILS	543	165,813	167,872	2,059	—
Expiring 09/17/21	Barclays Bank PLC	ILS	105	32,240	32,481	241	—
Japanese Yen,
Expiring 01/28/22	Citibank, N.A.	JPY	89,317	872,064	815,675	—	(56,389)
Expiring 01/28/22	Deutsche Bank AG	JPY	70,780	672,000	646,394	—	(25,606)
Expiring 01/28/22	Deutsche Bank AG	JPY	26,689	256,000	243,733	—	(12,267)
Expiring 01/28/22	Deutsche Bank AG	JPY	13,543	125,000	123,675	—	(1,325)
Expiring 05/31/22	Citibank, N.A.	JPY	15,780	144,787	144,287	—	(500)
Expiring 05/31/22	Deutsche Bank AG	JPY	112,665	1,043,000	1,030,160	—	(12,840)
Expiring 10/31/23	Bank of America, N.A.	JPY	105,610	1,058,000	975,952	—	(82,048)
Expiring 10/31/23	Barclays Bank PLC	JPY	21,923	230,000	202,595	—	(27,405)
Expiring 10/31/23	Barclays Bank PLC	JPY	13,554	140,000	125,255	—	(14,745)
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	206,404	—	(27,596)
Expiring 10/31/23	Goldman Sachs International	JPY	50,469	518,000	466,389	—	(51,611)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	78,211	755,589	722,756	—	(32,833)
Mexican Peso,
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	194	9,580	9,670	90	—
Expiring 09/30/21	Bank of America, N.A.	MXN	9,132	437,948	454,926	16,978	—
Expiring 09/30/21	Bank of America, N.A.	MXN	1,341	66,000	66,812	812	—
Expiring 02/25/22	Bank of America, N.A.	MXN	6,969	295,361	339,553	44,192	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	4,649	192,329	211,765	19,436	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	14,804	624,000	674,339	50,339	—
New Taiwanese Dollar,
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	TWD	31,377	1,154,000	1,125,379	—	(28,621)
Expiring 12/23/21	Deutsche Bank AG	TWD	11,337	407,000	408,659	1,659	—
Norwegian Krone,
Expiring 10/19/21	Citibank, N.A.	NOK	831	94,553	94,020	—	(533)
Russian Ruble,
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	5,103	68,682	69,284	602	—
Expiring 11/22/21	Barclays Bank PLC	RUB	6,290	83,000	84,329	1,329	—
Expiring 11/22/21	Barclays Bank PLC	RUB	5,563	74,000	74,574	574	—
Expiring 11/22/21	Deutsche Bank AG	RUB	29,985	387,000	401,988	14,988	—
Expiring 11/22/21	Deutsche Bank AG	RUB	13,388	170,000	179,478	9,478	—
Expiring 11/22/21	Morgan Stanley & Co. International PLC	RUB	34,486	431,000	462,340	31,340	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 11/22/21	Morgan Stanley & Co. International PLC	RUB	5,348	$72,000	$71,700	$—	$(300)
South African Rand,
Expiring 09/30/21	Barclays Bank PLC	ZAR	1,017	68,000	68,871	871	—
Expiring 09/30/21	Citibank, N.A.	ZAR	1,019	70,000	68,975	—	(1,025)
Expiring 09/30/21	Goldman Sachs International	ZAR	6,458	447,970	437,362	—	(10,608)
Expiring 09/30/21	Goldman Sachs International	ZAR	858	59,000	58,109	—	(891)
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	ZAR	47,236	2,873,000	3,198,887	325,887	—
Expiring 12/23/21	Goldman Sachs International	ZAR	10,613	562,000	711,113	149,113	—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	2,088	134,319	137,060	2,741	—
South Korean Won,
Expiring 09/15/21	Credit Suisse International	KRW	34,560	30,982	29,952	—	(1,030)
Expiring 10/29/21	Barclays Bank PLC	KRW	69,630	61,000	60,310	—	(690)
Expiring 10/29/21	Citibank, N.A.	KRW	468,528	428,552	405,810	—	(22,742)
Expiring 10/29/21	Citibank, N.A.	KRW	120,514	107,000	104,382	—	(2,618)
Expiring 10/29/21	JPMorgan Chase Bank, N.A.	KRW	322,602	285,060	279,419	—	(5,641)
Expiring 10/29/21	Morgan Stanley & Co. International PLC	KRW	229,655	202,321	198,913	—	(3,408)
				$27,782,330	$27,808,051	843,736	(818,015)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/30/21	Bank of America, N.A.	AUD	63	$46,527	$46,390	$137	$—
Expiring 10/19/21	Bank of America, N.A.	AUD	60	44,142	44,072	70	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	237	176,538	174,306	2,232	—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	212	160,069	155,733	4,336	—
Brazilian Real,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	576	116,253	110,511	5,742	—
Expiring 09/02/21	Morgan Stanley & Co. International PLC	BRL	576	110,713	110,059	654	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/30/21	Bank of America, N.A.	BRL	5,108	$1,180,000	$972,818	$207,182	$—
Expiring 09/30/21	Citibank, N.A.	BRL	373	73,000	71,020	1,980	—
Expiring 09/30/21	Deutsche Bank AG	BRL	5,093	1,134,000	969,880	164,120	—
Expiring 09/30/21	Goldman Sachs International	BRL	749	141,000	142,666	—	(1,666)
Expiring 01/28/22	Citibank, N.A.	BRL	3,063	546,000	571,446	—	(25,446)
Expiring 01/28/22	Citibank, N.A.	BRL	361	68,657	67,352	1,305	—
Expiring 01/28/22	Deutsche Bank AG	BRL	6,392	1,390,141	1,192,529	197,612	—
British Pound,
Expiring 08/31/21	Morgan Stanley & Co. International PLC	GBP	157	216,774	218,457	—	(1,683)
Expiring 10/19/21	BNP Paribas S.A.	GBP	4,199	5,820,063	5,838,340	—	(18,277)
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	GBP	109	142,502	151,585	—	(9,083)
Canadian Dollar,
Expiring 09/29/21	Bank of America, N.A.	CAD	132	105,000	106,046	—	(1,046)
Expiring 09/29/21	Goldman Sachs International	CAD	106	85,000	85,222	—	(222)
Expiring 09/29/21	Goldman Sachs International	CAD	85	68,000	68,398	—	(398)
Expiring 09/29/21	Morgan Stanley & Co. International PLC	CAD	122	98,703	97,797	906	—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	CAD	465	384,000	372,335	11,665	—
Chilean Peso,
Expiring 09/30/21	Morgan Stanley & Co. International PLC	CLP	46,787	61,000	61,546	—	(546)
Expiring 10/29/21	Bank of America, N.A.	CLP	245,918	312,000	323,087	—	(11,087)
Expiring 06/30/22	Barclays Bank PLC	CLP	405,392	530,000	526,860	3,140	—
Chinese Renminbi,
Expiring 08/18/21	Morgan Stanley & Co. International PLC	CNH	461	70,890	71,145	—	(255)
Expiring 01/28/22	Deutsche Bank AG	CNH	626	91,000	95,478	—	(4,478)
Colombian Peso,
Expiring 09/15/21	Barclays Bank PLC	COP	150,863	38,932	38,805	127	—
Expiring 09/15/21	Citibank, N.A.	COP	237,872	66,149	61,185	4,964	—
Danish Krone,
Expiring 10/19/21	HSBC Bank PLC	DKK	438	70,054	70,014	40	—
Euro,
Expiring 10/19/21	BNP Paribas S.A.	EUR	9,309	11,039,680	11,059,923	—	(20,243)
Expiring 10/19/21	HSBC Bank PLC	EUR	6,352	7,553,688	7,546,945	6,743	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	448	530,165	532,780	—	(2,615)
Expiring 10/19/21	The Toronto-Dominion Bank	EUR	668	793,409	793,490	—	(81)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/22/21	Citibank, N.A.	EUR	104	$123,440	$123,230	$210	$—
Expiring 11/22/21	Morgan Stanley & Co. International PLC	EUR	162	193,684	193,056	628	—
Expiring 03/31/22	Bank of America, N.A.	EUR	731	875,789	871,634	4,155	—
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	5,393	17,954	17,801	153	—
Indian Rupee,
Expiring 09/15/21	Citibank, N.A.	INR	3,029	40,380	40,509	—	(129)
Expiring 09/30/21	Bank of America, N.A.	INR	45,446	587,000	606,770	—	(19,770)
Expiring 09/30/21	Barclays Bank PLC	INR	8,127	108,000	108,505	—	(505)
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	36,373	470,000	477,334	—	(7,334)
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	23,037	300,000	302,319	—	(2,319)
Expiring 02/25/22	Morgan Stanley & Co. International PLC	INR	29,859	381,000	391,843	—	(10,843)
Expiring 06/30/22	JPMorgan Chase Bank, N.A.	INR	37,840	487,000	488,282	—	(1,282)
Israeli Shekel,
Expiring 08/31/21	BNP Paribas S.A.	ILS	2,448	750,000	757,458	—	(7,458)
Expiring 09/17/21	Citibank, N.A.	ILS	315	97,025	97,414	—	(389)
Japanese Yen,
Expiring 09/30/21	Bank of America, N.A.	JPY	7,698	70,000	70,208	—	(208)
Expiring 09/30/21	BNP Paribas S.A.	JPY	9,064	82,000	82,666	—	(666)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	JPY	44,500	404,257	405,837	—	(1,580)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	3,183	28,896	29,035	—	(139)
Expiring 01/28/22	Citibank, N.A.	JPY	103,688	975,339	946,921	28,418	—
Expiring 01/28/22	Citibank, N.A.	JPY	95,532	914,576	872,435	42,141	—
Expiring 01/28/22	Citibank, N.A.	JPY	70,199	678,691	641,084	37,607	—
Expiring 01/28/22	Citibank, N.A.	JPY	15,857	145,235	144,810	425	—
Expiring 05/31/22	Citibank, N.A.	JPY	50,233	486,589	459,310	27,279	—
Expiring 05/31/22	Deutsche Bank AG	JPY	59,511	566,000	544,147	21,853	—
Expiring 10/31/23	Bank of America, N.A.	JPY	165,745	1,624,000	1,531,676	92,324	—
Expiring 10/31/23	Bank of America, N.A.	JPY	107,140	1,062,000	990,094	71,906	—
Expiring 10/31/23	Citibank, N.A.	JPY	27,641	286,831	255,429	31,402	—
Expiring 10/31/23	Citibank, N.A.	JPY	5,701	54,601	52,683	1,918	—
Mexican Peso,
Expiring 02/25/22	Barclays Bank PLC	MXN	6,929	293,000	337,648	—	(44,648)
Expiring 02/25/22	Deutsche Bank AG	MXN	2,984	139,000	145,399	—	(6,399)
Expiring 02/25/22	Goldman Sachs International	MXN	1,984	80,000	96,650	—	(16,650)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	19,453	844,701	886,104	—	(41,403)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	TWD	31,377	$1,178,267	$1,125,379	$52,888	$—
Expiring 12/23/21	Citibank, N.A.	TWD	3,198	116,804	115,285	1,519	—
Expiring 12/23/21	JPMorgan Chase Bank, N.A.	TWD	8,139	309,000	293,375	15,625	—
New Zealand Dollar,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NZD	166	116,015	115,856	159	—
Norwegian Krone,
Expiring 10/19/21	Barclays Bank PLC	NOK	462	52,280	52,282	—	(2)
Polish Zloty,
Expiring 10/19/21	Citibank, N.A.	PLN	333	86,682	86,507	175	—
Russian Ruble,
Expiring 09/15/21	Citibank, N.A.	RUB	3,443	46,598	46,744	—	(146)
Expiring 11/22/21	Deutsche Bank AG	RUB	53,363	704,000	715,409	—	(11,409)
Expiring 11/22/21	Deutsche Bank AG	RUB	17,241	220,000	231,145	—	(11,145)
Expiring 11/22/21	Deutsche Bank AG	RUB	2,801	37,000	37,550	—	(550)
Singapore Dollar,
Expiring 09/15/21	The Toronto-Dominion Bank	SGD	58	43,460	42,514	946	—
South African Rand,
Expiring 09/15/21	Barclays Bank PLC	ZAR	797	54,203	54,099	104	—
Expiring 09/15/21	Citibank, N.A.	ZAR	947	68,993	64,258	4,735	—
Expiring 09/15/21	Citibank, N.A.	ZAR	759	55,515	51,522	3,993	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	430	31,136	29,182	1,954	—
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	642	46,040	43,543	2,497	—
Expiring 09/30/21	Morgan Stanley & Co. International PLC	ZAR	44,539	2,559,000	3,016,242	—	(457,242)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	ZAR	2,697	177,928	182,645	—	(4,717)
Expiring 12/23/21	Barclays Bank PLC	ZAR	6,463	348,622	433,011	—	(84,389)
Expiring 12/23/21	Goldman Sachs International	ZAR	1,126	71,000	75,410	—	(4,410)
Expiring 12/23/21	Morgan Stanley & Co. International PLC	ZAR	3,025	197,778	202,692	—	(4,914)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	2,260	145,000	148,397	—	(3,397)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	2,088	124,000	137,061	—	(13,061)
South Korean Won,
Expiring 10/29/21	Barclays Bank PLC	KRW	146,209	127,000	126,637	363	—
Expiring 10/29/21	Barclays Bank PLC	KRW	86,498	75,000	74,919	81	—
Expiring 10/29/21	JPMorgan Chase Bank, N.A.	KRW	895,338	781,000	775,488	5,512	—
Expiring 10/29/21	JPMorgan Chase Bank, N.A.	KRW	245,960	220,000	213,036	6,964	—
Expiring 06/30/22	JPMorgan Chase Bank, N.A.	KRW	552,015	487,000	476,888	10,112	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 10/19/21	Barclays Bank PLC	SEK	564	$65,767	$65,550	$217	$—
Expiring 10/19/21	Barclays Bank PLC	SEK	303	35,178	35,162	16	—
Swiss Franc,
Expiring 10/19/21	UBS AG	CHF	132	145,082	146,424	—	(1,342)
				$55,156,385	$54,930,723	1,081,234	(855,572)
						$1,924,970	$(1,673,587)
Cross currency exchange contracts outstanding at July 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
08/31/21	Buy	EUR	309	GBP	278	$—	$(19,702)	Bank of America, N.A.
08/31/21	Buy	GBP	435	EUR	472	44,681	—	Bank of America, N.A.
01/28/22	Buy	JPY	14,371	AUD	212	—	(24,466)	Deutsche Bank AG
01/28/22	Buy	JPY	24,302	AUD	325	—	(16,776)	Deutsche Bank AG
01/28/22	Buy	JPY	32,286	AUD	400	1,057	—	Morgan Stanley & Co. International PLC
01/28/22	Buy	JPY	45,977	AUD	587	—	(11,267)	BNP Paribas S.A.
05/31/22	Buy	AUD	823	JPY	62,754	30,771	—	Deutsche Bank AG
05/31/22	Buy	JPY	44,053	AUD	611	—	(46,030)	Goldman Sachs International
04/28/23	Buy	AUD	853	JPY	68,288	—	(1,622)	Morgan Stanley & Co. International PLC
10/31/23	Buy	AUD	367	JPY	24,589	42,261	—	Deutsche Bank AG
10/31/23	Buy	JPY	9,277	AUD	133	—	(11,935)	Goldman Sachs International
10/31/23	Buy	JPY	29,437	AUD	431	—	(44,453)	Morgan Stanley & Co. International PLC
						$118,770	$(176,251)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federal Republic of Brazil	12/20/22	1.000%(Q)	750	0.780%	$3,164	$—	$3,164	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	150	0.178%	1,907	—	1,907	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	500	0.122%	6,752	—	6,752	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	150	0.274%	1,704	—	1,704	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	200	0.673%	1,145	—	1,145	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	200	0.287%	2,234	—	2,234	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	150	0.278%	1,695	—	1,695	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	150	0.392%	1,452	—	1,452	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	150	0.174%	1,915	—	1,915	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	450	0.843%	1,503	—	1,503	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	750	3.072%	(20,498)	—	(20,498)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	450	0.364%	4,538	—	4,538	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	650	0.344%	6,739	—	6,739	Citibank, N.A.
					$14,250	$—	$14,250

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V3	12/20/22	1.000%(Q)	4,700	$(10,663)	$(617)	$(10,046)	Citibank, N.A.
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Note	12/20/22	0.250%(Q)	EUR	245	$(947)	$(836)	$(111)	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	85	0.443%	$287	$150	$137	Goldman Sachs International
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	*	2,174	(9,160)	11,334	Citibank, N.A.
Hellenic Republic	12/20/24	1.000%(Q)	1,650	0.544%	27,403	(59,100)	86,503	Citibank, N.A.
Hellenic Republic	12/20/27	1.000%(Q)	290	0.942%	1,373	1,220	153	Barclays Bank PLC
Hellenic Republic	06/20/29	1.000%(Q)	250	1.088%	(1,335)	(27,843)	26,508	Citibank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q)	800	0.531%	32,894	(2,666)	35,560	Credit Suisse International
Kingdom of Spain	12/20/30	1.000%(Q)	1,000	0.550%	41,414	25,596	15,818	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	600	0.620%	9,521	(21,533)	31,054	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/25	1.000%(Q)	750	0.675%	11,437	(12,536)	23,973	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/29	1.000%(Q)	1,000	1.099%	(6,570)	(33,116)	26,546	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.262%	3,503	—	3,503	Citibank, N.A.
Republic of Portugal	12/20/30	1.000%(Q)	1,000	0.526%	43,620	32,298	11,322	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	1.223%	(1,044)	(6,424)	5,380	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	200	3.648%	7,337	6,834	503	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	400	3.914%	16,059	21,497	(5,438)	HSBC Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	220	4.149%	8,693	(4,029)	12,722	Barclays Bank PLC
Russian Federation	06/20/23	1.000%(Q)	350	0.394%	4,440	(2,128)	6,568	Morgan Stanley & Co. International PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	06/20/23	1.000%(Q)	50	0.394%	$634	$(363)	$997	Morgan Stanley & Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	350	0.974%	870	(18,542)	19,412	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)	210	0.451%	1,848	(2,313)	4,161	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	0.799%	1,557	(6,730)	8,287	Goldman Sachs International
United Mexican States	06/20/31	1.000%(Q)	320	1.589%	(16,477)	(15,561)	(916)	Citibank, N.A.
Verizon Communications, Inc.	06/20/26	1.000%(Q)	170	0.468%	4,579	3,486	1,093	Goldman Sachs International
					$194,217	$(130,963)	$325,180

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q)	100	1.769%	$15,518	$15,046	$472	Citibank, N.A.
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at July 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
200	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(9,675)	$(9,675)
650	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(17,930)	(17,930)
90	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,813)	(2,813)
180	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,373)	(5,373)
175	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,241)	(5,241)
100	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,939)	(2,939)
100	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,925)	(2,925)
220	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(6,049)	(6,049)
				$—	$(52,945)	$(52,945)
(1)	The Fund pays the fixed rate and receives the floating rate.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	970	12/03/30	2.750%(S)	6 Month BBSW(2)(S)	$114,780	$99,094	$(15,686)
AUD	470	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	160	63,283	63,123
BRL	28,422	01/02/25	6.220%(T)	1 Day BROIS(2)(T)	—	(327,653)	(327,653)
BRL	4,844	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	1,772	1,772
BRL	1,587	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	70,621	70,621
BRL	3,103	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	173,547	173,547
BRL	244	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	20,168	20,168
CAD	1,535	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	(915)	(4,464)	(3,549)
CLP	250,000	04/05/29	3.885%(S)	1 Day CLOIS(2)(S)	19,656	2,862	(16,794)
CLP	410,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	(44,628)	(44,628)
CLP	270,000	02/28/30	3.110%(S)	1 Day CLOIS(2)(S)	—	(20,909)	(20,909)
CNH	2,000	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(15)	5,328	5,343
CNH	2,030	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	4,807	4,807
CNH	2,900	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	6,639	6,639
CNH	1,250	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,359	3,359
CNH	8,180	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5	18,672	18,667
CNH	1,700	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	3,821	3,823
CNH	1,700	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	4,376	4,377
CNH	2,000	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	4,348	4,349
CNH	2,910	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	10,880	10,886
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,184	1,184
COP	7,500,000	02/08/26	3.135%(Q)	1 Day COOIS(2)(Q)	—	(128,070)	(128,070)
COP	3,204,860	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	43,080	44,243	1,163
COP	860,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	374	374
DKK	2,300	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	25,175	25,175
EUR	490	05/11/31	0.750%(A)	1 Day EONIA(1)(A)	(47,170)	(55,091)	(7,921)
HUF	257,045	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	40,061	40,061
HUF	101,100	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(22,617)	(22,617)
HUF	70,365	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	—	(22,456)	(22,456)
HUF	190,140	01/23/30	1.740%(A)	6 Month BUBOR(2)(S)	2,432	(36,223)	(38,655)
KRW	50,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	1,904	1,684	(220)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	13,380	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	$3,303	$65,906	$62,603
MXN	5,400	07/10/30	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(3)	(20,598)	(20,595)
MXN	7,220	01/16/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(10)	(35,738)	(35,728)
NOK	2,690	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	2,764	17,007	14,243
NOK	8,405	01/08/31	1.250%(A)	6 Month NIBOR(2)(S)	(6,058)	(12,222)	(6,164)
NOK	1,540	01/19/31	1.346%(A)	6 Month NIBOR(2)(S)	—	(751)	(751)
NZD	400	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	22,681	26,520	3,839
NZD	1,825	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	4,744	(52,616)	(57,360)
PLN	2,000	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	—	19,085	19,085
PLN	2,890	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	40,596	40,596
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	1,267	9,210	7,943
PLN	5,135	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	166,248	124,259	(41,989)
SEK	3,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	3,483	3,483
SEK	4,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(9,567)	(9,567)
SEK	3,800	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	6,493	6,493
SEK	2,635	07/13/30	0.308%(A)	3 Month STIBOR(2)(Q)	(1,817)	(5,076)	(3,259)
THB	8,400	07/03/30	1.028%(S)	6 Month BIBOR(2)(S)	—	(3,985)	(3,985)
	6,400	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(11,633)	(11,633)
	4,665	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(11,803)	(11,803)
	9,800	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	8,093	7,293	(800)
	7,635	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	(415)	(415)
	4,670	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	15,668	15,668
	5,739	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	21,333	21,333
	2,956	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(94,660)	(94,660)
ZAR	7,500	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	—	48,618	48,618
ZAR	5,700	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(22)	26,522	26,544
ZAR	8,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	31,014	31,014
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(31)	26,853	26,884
ZAR	16,450	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	17,759	(4,767)	(22,526)
					$352,825	$170,216	$(182,609)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$14,206	$—	$14,206	Morgan Stanley & Co. International PLC
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	6,025	—	6,025	Morgan Stanley & Co. International PLC
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	2,564	—	2,564	Morgan Stanley & Co. International PLC
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	3,853	—	3,853	Morgan Stanley & Co. International PLC
CLP	56,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	2,806	—	2,806	Citibank, N.A.
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	20,037	—	20,037	Morgan Stanley & Co. International PLC
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	4,865	—	4,865	Morgan Stanley & Co. International PLC
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	5,728	—	5,728	Morgan Stanley & Co. International PLC
COP	768,900	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(3,593)	—	(3,593)	Morgan Stanley & Co. International PLC
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	38,436	—	38,436	Citibank, N.A.
ILS	1,090	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(4,875)	—	(4,875)	Goldman Sachs International
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	25,836	—	25,836	JPMorgan Chase Bank, N.A.
ILS	960	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	12,315	(215)	12,530	Citibank, N.A.
ILS	1,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	1,541	—	1,541	Goldman Sachs International
ILS	490	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(3,085)	(5)	(3,080)	Goldman Sachs International
RUB	50,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(8,439)	—	(8,439)	Morgan Stanley & Co. International PLC
RUB	53,000	02/27/26	6.680%(A)	3 Month MosPRIME(2)(Q)	(2,881)	—	(2,881)	Morgan Stanley & Co. International PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	$(1,917)	$(25)	$(1,892)	Citibank, N.A.
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(2,227)	(48)	(2,179)	Citibank, N.A.
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	3,877	24	3,853	Citibank, N.A.
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	13,597	42	13,555	Citibank, N.A.
					$128,669	$(227)	$128,896

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).